COMMITMENTS AND CONTINGENCIES (Narrative)(Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 01, 2017	Aug. 31, 2016
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates for current and fiscal year onward				5.00%
Royalties paid or accrued to OCS		$ 12,875		$ 7,926
Royalty expense	$ 12,875		$ 13,511	1,255	$ 1,019
Contingent liability				$ 23,959			$ 24,340
Lien amount			750
Non-cancelable purchase obligations amount			$ 21,677
Subsequent Event [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Minimum rental payments under operating lease agreement						$ 1,243
Minimum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates			3.50%
Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates			5.00%
Royalties payable, percent of grants received			100.00%